Share capital - Rio Tinto plc - Summary of share capital (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 £ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 £ / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 £ / shares shares
Disclosure of classes of share capital [line items]
Ordinary shares issued | $	$ 0.0		$ 0.0		$ 0.0
Number of shares held (in shares)	0	0	0	0	0	0
Rio Tinto plc
Disclosure of classes of share capital [line items]
Number of issued and fully paid up share capital beginning balance (in shares)	1,255,756,000		1,259,345,000		1,287,660,000
Issued and fully paid up share capital beginning balance | $	$ 207.0		$ 207.0		$ 211.0
Ordinary shares issued (in shares)	39,000.000		39,000.000		41,000.000
Shares purchased and cancelled (in shares)	0		(3,627,568)		(28,356,034)
Shares purchased and cancelled | $	$ 0.0		$ 0.0		$ (4.0)
Number of shares held by public at beginning balance	1,255,756,000		1,259,345,000
Issued and fully paid up share capital ending balance | $	$ 207.0		$ 207.0		$ 207.0
Number of issued and fully paid up share capital ending balance (in shares)	1,255,795,000		1,255,756,000		1,259,345,000
Number of shares held by public at ending balance	1,255,795,000		1,255,756,000		1,259,345,000
Ordinary shares issued (in shares)			39,273	39,273	40,974	40,974
Treasury stock reissued | $	$ 0.2		$ 1.0		$ 1.0
Rio Tinto plc | Global employee share plan
Disclosure of classes of share capital [line items]
Issued and fully paid up share capital beginning balance | $	1.3		1.1
Issued and fully paid up share capital ending balance | $	$ 1.8		$ 1.3		$ 1.1
Ordinary shares issued (in shares)	38,581	38,581
Rio Tinto plc | Rio Tinto Plc employee share based payment plans
Disclosure of classes of share capital [line items]
Exercise prices per share | £ / shares		£ 44.61		£ 32.74		£ 36.33
Market value per share | £ / shares		£ 64.80		£ 56.32		£ 49.74
Rio Tinto plc | Rio Tinto Plc employee share based payment plans | Treasury shares
Disclosure of classes of share capital [line items]
Shares reissued from treasury	1,197,858		568,863		23,659
Rio Tinto plc | Shares held by public
Disclosure of classes of share capital [line items]
Ordinary shares issued (in shares)	39,000.000		39,000.000		41,000.000
Shares purchased and cancelled (in shares)	0		3,628,000		28,356,000
Number of shares held by public at beginning balance	1,246,904,000		1,249,924,000		1,278,215,000
Shares reissued from treasury	1,198,000		569,000		24,000.000
Number of shares held (in shares)	7,654,000	7,654,000	8,852,000	8,852,000	9,421,000	9,421,000
Number of shares held by public at ending balance	1,248,141,000		1,246,904,000		1,249,924,000
Rio Tinto plc | Special voting share
Disclosure of classes of share capital [line items]
Other share classes	1 only		1 only		1 only
Rio Tinto plc | DLC dividend share
Disclosure of classes of share capital [line items]
Other share classes	1 only		1 only		1 only